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                                                     FILE NO. 2-77283; 811-03457

     As filed with the Securities and Exchange Commission on April 29, 2004

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                       PRE-EFFECTIVE AMENDMENT NO.     / /

                       POST-EFFECTIVE AMENDMENT NO. 33 /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                       AMENDMENT NO. 62                /X/

                              --------------------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                              --------------------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              --------------------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                              --------------------
                                Richard F. Plush
                           Vice President and Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                     Copy to:
          Michael Berenson                         Christopher D. Menconi
          Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
          1111 Pennsylvania Avenue, NW             1111 Pennsylvania Avenue, NW
          Washington, DC 20004                     Washington, DC 20004
                              --------------------

     It is proposed that this filing will become effective (check appropriate box)

         / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 21, 2004 pursuant to paragraph (b) of Rule 485
         / /  60 days after filing pursuant to paragraph (a) of Rule 485
         / /  on (date) pursuant to paragraph (a) of Rule 485

     If appropriate, check the following box:

         /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

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                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 31 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on March 4, 2004, and would have become effective on May 3, 2004.

Post-Effective Amendment No. 33 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 21, 2004 as the new date upon which the Amendment shall become effective.

The Fund's Prospectus relating to Retirement Planner VA is hereby incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-006526) on March 4, 2004.

The Fund's Statement of Additional Information relating to Retirement Planner VA is hereby incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-006526) on March 4, 2004.

The Fund's Part C is hereby incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-006526) on March 4, 2004.

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                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 33 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 29th day of April, 2004.

                                 PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                               (Registrant)


                                 By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                               (Depositor)


                                        By:/s/Robert E. Chappell
                                           ---------------------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer

     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 29th day of April, 2004.

   SIGNATURE                                         TITLE
   ---------                                         -----
/s/Robert E. Chappell                    Chairman of the Board of Trustees
-------------------------------          and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                       Executive Vice President and
-------------------------                Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                       Trustee

*EDWARD G. BOEHNE                        Trustee

*JOAN P. CARTER                          Trustee

*PHILIP E. LIPPINCOTT                    Trustee

*JOHN F. MCCAUGHAN                       Trustee

*ALAN B. MILLER                          Trustee

*EDMOND F. NOTEBAERT                     Trustee

*ROBERT H. ROCK                          Trustee

*DANIEL J. TORAN                         Trustee

*WESLEY S. WILLIAMS, JR.                 Trustee

*By:/s/Robert E. Chappell
    --------------------------
    Robert E. Chappell, attorney-in-fact